Note 7 - Stock Incentive Plan (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Note 7 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period	0
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period	0
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 381,960
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	204 days
Share-based Compensation	286,468	367,429
General and Administrative Expense [Member] | Non-Vested [Member]
Note 7 - Stock Incentive Plan (Details) [Line Items]
Share-based Compensation	$ 286,468	$ 367,429
Used for Valuation of Shares Awarded to Non-employees [Member]
Note 7 - Stock Incentive Plan (Details) [Line Items]
Share Price	$ 1.16